Income Tax	12 Months Ended
Dec. 31, 2011
Income Tax
Income Tax

12. Income Tax

The provision for income taxes is comprised of the following:

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Current Tax
PRC	29,967,894	18,153,060	17,257,121
Other	48,961	2,513,074	58,037

	30,016,855	20,666,134	17,315,158

Deferred Tax
PRC	(10,092,774)	(7,969,900)	(20,039,088)
Other	—	—	—

	(10,092,774)	(7,969,900)	(20,039,088)

Income tax expense (gain)	19,924,081	12,696,234	(2,723,930)

The Company is incorporated in the Cayman Islands, which is tax-exempt.

On January 1, 2008, a new Enterprise Income Tax Law in China took effect. The new law applies a uniform enterprise income tax rate to both foreign invested enterprises and domestic enterprises.

On December 26, 2007, the State Council issued the Notice of the State Council Concerning Implementation of Transitional Rules for Enterprise Income Tax Incentives (“Circular 39”). Based on Circular 39, certain specifically listed categories of enterprises that enjoyed a preferential tax rate of 15% are eligible for a graduated rate increase to 25% over the 5-year period beginning from January 1, 2008. Specifically, the applicable rates under such an arrangement for such enterprises would be 18%, 20%, 22%, 24% and 25% for 2008, 2009, 2010, 2011, 2012 and thereafter, respectively. E-House Shanghai and Shenzhen subsidiary are subject to such a graduated rate schedule.

Shanghai CRIC was approved as a high and new technology enterprise and is therefore subject to a 15% preferential income tax rate for the years from 2008 through 2010. In May 2010, Shanghai CRIC was granted software enterprise status, which exempted it from income taxes for 2009 and provides a 50% reduction in its income tax rate, or a rate of 12.5% from 2010 through 2012. Shanghai CRIC received a $4,286,591 tax refund in the second quarter of 2010 related to its 2009 tax payment, which was recognized as a component of income tax benefit during 2010.

Shanxi E-House Real Estate Investment Consultant Co., Ltd. and Chengdu E-House Western Real Estate Investment Consultant Co., Ltd. were established in the western region of China and were deemed to be engaged in an industry category encouraged by the government. Shanxi E-House Real Estate Investment Consultant Co., Ltd. was therefore subject to a 15% income tax rate for the years from 2008 through 2010. In September 2010, Chengdu E-House Western Real Estate Investment Consultant Co., Ltd was approved to enjoy a preferential income tax rate of 15% for the years from 2009 through 2010. Both entities are subject to income tax at the statutory rate of 25% subsequent to 2010.

In February 2009, Shanghai SINA Leju Information Technology Co., Ltd. (“SHLJ”), COHT’s subsidiary in China, was granted software enterprise status, which qualified the subsidiary to be exempted from income taxes for 2009, followed by a 50% reduction in its income tax rate, or a rate of 12.5%, from 2010 through 2012.

The Group’s subsidiary in Hong Kong is subject to a profit tax at the rate of 16.5% on assessable profit determined under relevant Hong Kong tax regulations.

The Group’s subsidiary in Macau is subject to the complementary tax at a progressive tax rate of 0% to 12% on Macau sourced profits.

The Company’s subsidiaries incorporated in the BVI are not subject to taxation.

The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of tax liability exceeding RMB100,000 ($15,871) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion. The Group’s major operating entity, E-House Shanghai, is therefore subject to examination by the PRC tax authorities from 2007 through 2011 on non-transfer pricing matters, and from 2002 through the end of 2011 on transfer pricing matters.

The principal components of the deferred income tax assets/ liabilities are as follows:

	As of December 31,
	2010	2011
	$	$
Deferred tax assets:
Accrued salary expenses	8,796,784	11,798,451
Bad debt provision	4,566,526	3,128,545
Net operating loss carry forwards	6,950,541	19,845,104
Advertising expenses temporarily non-deductible	633,380	4,345,753
Other	235,775	202,734

Gross deferred tax assets	21,183,006	39,320,587
Valuation allowance	(183,392)	(689,076)

Total deferred tax assets	20,999,614	38,631,511

Analysis as:
Current	17,284,547	22,077,959
Non-current	3,715,067	16,553,552

Deferred tax liabilities:
Amortization of intangible and other assets	40,152,455	40,108,863

Total deferred tax liabilities	40,152,455	40,108,863

Analysis as:
Current	—	—
Non-current	40,152,455	40,108,863

Movement of the valuation allowance is as follows:

	2009	2010	2011
	$	$	$
Balance as of January 1,	3,207,372	157,085	183,392
Additions	28,273	21,110	484,262
Business acquisition	292,638	—	—
Releases	(3,372,782)	—	—
Changes due to foreign exchange	1,584	5,197	21,422

Balance as of December 31,	157,085	183,392	689,076

The Group has recognized a valuation allowance against deferred tax assets on tax loss carry forwards of $28,273, $21,110 and $484,262 for the years ended December 31, 2009, 2010 and 2011, respectively. The Group released a valuation allowance of $3,372,782 in 2009 primarily relating to the secondary real estate brokerage services segment, which started to generate taxable income in 2009 with improved market conditions. There was no valuation allowance released in 2010 or 2011.

Reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2009	2010	2011
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	2.90%	12.10%	(24.26)%
Effect of tax preference	(6.79)%	(9.25)%	0.72%
Effect of different tax rate of subsidiary operation in other jurisdiction	(0.91)%	(0.34)%	(0.83)%
Tax refund	—	(6.95)%	—
Other	(2.90)%	0.03%	(0.05)%

	17.30%	20.59%	0.58%

The aggregate amount and per share effect of the tax holiday are as follows:

	Years Ended December 31,
	2009	2010	2011
	$	$	$
The aggregate dollar effect	1,433,584	9,530,020	3,046,393
Per share effect — basic	0.02	0.12	0.04
Per share effect — diluted	0.02	0.12	0.04

As of December 31, 2011, the Group had net operating loss carry forwards of $79,380,416, which will expire if not used between 2012 and 2016.

Undistributed earnings of the Company’s PRC subsidiaries of approximately $313.2 million at December 31, 2011 are considered to be indefinitely reinvested and, accordingly, no provision for PRC dividend withholding tax has been provided thereon. Upon distribution of those earnings generated after January 1, 2008, in the form of dividends or otherwise, the Group would be subject to the then applicable PRC tax laws and regulations. Distributions of earnings generated before January 1, 2008 are exempt from PRC dividend withholding tax.